Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	₩ 861,942	₩ 3,131,988	₩ 2,657,595
Items that will never be reclassified to profit or loss, net of taxes:
Remeasurement of defined benefit liabilities	(72,605)	(41,490)	5,921
Net change in other comprehensive income (loss) of investments in associates and joint ventures	(19,269)	(16,330)	504
Valuation loss on financial assets at fair value through other comprehensive income	(17,943)	(130,035)
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in unrealized fair value of available-for-sale financial assets			158,440
Net change in other comprehensive income (loss) of investments in associates and joint ventures	75,763	1,753	(141,512)
Net change in unrealized fair value of derivatives	40,681	32,227	22,586
Foreign currency translation differences for foreign operations	(5,618)	12,291	(46,952)
Other comprehensive income(loss) for the year, net of taxes	1,009	(141,584)	(1,013)
Total comprehensive income	862,951	2,990,404	2,656,582
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	892,260	3,000,503	2,597,160
Non-controlling interests	₩ (29,309)	₩ (10,099)	₩ 59,422